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March 31, 2006


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

         Re: Columbia Funds Institutional Trust (the "Trust") Registration File Nos.: 33-30394 and 811-5857

Ladies and Gentlemen:

         Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), please accept this letter as certification that the Prospectuses and Statements of Additional Information for each series of the Trust that would have been filed pursuant to Rule 497(c) under the Act do not differ from those contained in Post-Effective Amendment No. 33 (the "Amendment") to the Trust's Registration Statement on Form N-1A.

         The Amendment was filed electronically on March 24, 2006 and became effective on March 27, 2006.

         Please direct any questions or comments you may have with respect to the filing to the undersigned at (617) 585-4130.

                                           Sincerely,

                                           COLUMBIA FUNDS INSTITUTIONAL TRUST


                                           /s/ Michael Clarke
                                           ----------------------------------

                                           Michael Clarke
                                           Assistant Treasurer and Chief
                                            Accounting Officer